Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
Note 25: Related party transactions

Financing Transactions
Certain directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved, have deposits with the Bank, have loans and/or are guarantors for loans with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible for preferential rates. All of these loans were considered performing loans as at December 31, 2025 and December 31, 2024. Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2023	19,735
Net loans issued (repaid) during the year	(1,081)
Effect of changes in the composition of related parties	983
Balance at December 31, 2024	19,637
Net loans issued (repaid) during year	(256)
Effect of changes in the composition of related parties	(15,163)
Balance at December 31, 2025	4,218

Consolidated balance sheets	December 31, 2025	December 31, 2024
Deposits	92,182	92,182

	Year ended December 31
Consolidated statement of operations	2025	2024	2023
Interest and fees on loans	795	1,244	1,149
Total non-interest expense	340	188	202
Other non-interest income	271	269	230
Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2025	December 31, 2024
Loans		8,884	9,056
Deposits		545	811
Accrued interest and other liabilities		175	167

	Year ended December 31
Consolidated statement of operations	2025	2024	2023
Interest and fees on loans	706	780	827
Total non-interest expense	1,987	1,562	1,573
Other non-interest income	265	252	242

Investments
As at December 31, 2025, several Butterfield mutual funds which are managed by a wholly-owned subsidiary of the Bank, had loan balances and deposit balances held with the Bank. The Bank also earned asset management revenue and custody and other administration services revenue from funds managed by a wholly-owned subsidiary of the Bank and from directors and executives, companies in which they are principal owners and/or members of the board and trusts in which they are involved, as well as other income from other related parties.

Consolidated balance sheets		December 31, 2025	December 31, 2024
Deposits		9,365	9,441
Accrued interest and other assets		461	—

	Year ended December 31
Consolidated statement of operations	2025	2024	2023
Asset management	12,345	11,003	9,461
Custody and other administration services	1,576	1,385	1,163
Other non-interest income	642	—	—
Interest expense - deposits	—	—	489